VictoryShares Small Cap Free Cash Flow ETF Investment Strategy - VictoryShares Small Cap Free Cash Flow ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities in the Victory U.S. Small Cap Free Cash Flow Index and at least 80% of its assets in equity securities with small market capitalizations (“Small Cap”). A company is considered to be Small Cap if its market capitalization is less than the greater of $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index, an index that is widely used as a proxy for the Small Cap market. As of September 30, 2026, 120% of the largest company in the Russell 2000® Index was $15.2 billion. The size of the largest company in the Russell 2000® Index changes with market conditions and the composition of the index.VettaFi LLC (the “Index Provider”) constructs the Index in accordance with a rules-based methodology that selects 200 companies from the VettaFi US Equity Mid/Small-Cap 2500 Index (the “Parent Index”). As of September 30, 2026, the Index had a market capitalization range from $80 million to $13.4 billion. The actual range of market capitalization will vary over time according to changes in market capitalization of the securities in the Parent Index. The Index Provider is not affiliated with the Fund or the Adviser.The Index is designed to deliver exposure to equity securities of U.S. issuers within the Parent Index that have high free cash flow yields (i.e., free cash flow divided by enterprise value). The initial Index universe is derived from the component companies of the Parent Index, excluding financial companies and real estate investment trusts. The Index Provider screens the initial universe of companies based on their projected free cash flows and earnings. Companies with negative projected free cash flows or earnings are removed from the Index universe. The remaining companies are ranked by their free cash flow yields. A growth score is then derived from each company’s growth metrics (e.g., sales trends and earnings trends) for the 300 companies with the highest free cash flow yields. The 200 companies with the highest growth scores are selected by the Index Provider for inclusion in the Index. Free CashFlow Yields =Money the company has left over after paying its operating expenses and capital expensesEnterprise Value: Total value of a company taking into consideration both the current share price (market capitalization) and the cost to pay off debt (net debt, or debt minus cash)The Adviser believes that free cash flow is a useful measure for investors as it shows the cash a company has available after operating expenses and capital expenditures, indicating the company’s financial health and efficiency. A positive free cash flow indicates a company’s ability to generate sufficient revenue to maintain operations and potentially return value to shareholders.The Index employs a rules-based methodology that assigns scores to certain attributes related to free cash flows. Securities that achieve a higher score, or “weighting,” comprise a proportionately higher amount of the Index. The rules-based methodology assigns weightings by measuring a combination of total free cash flow and free cash flow yield (that is, the yield that the company earns on its free cash flow). Individual companies are capped at 4% of the Index. The rules-based methodology also limits the amount of companies in any one sector. That is, companies in any one sector will not exceed 45% of the Index. In addition, the allocation of companies in any single sector (or “weighting”) will not exceed 20% of the weighting of that sector in the Parent Index. The Index rebalances quarterly and is reconstituted quarterly.The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index. The Fund also may invest up to 20% of its assets in instruments other than the securities in the Index, such as derivatives, including index futures, which the Fund may use for cash management to provide for liquidity to pay redemptions and fees (attempting to remain fully invested while maintaining liquidity).The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. As of the date of this Prospectus, the Fund is not concentrated in any industry or group of industries. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated.